Income Taxes - Disclosure Of Detailed Information About Current Income Taxes Payable Explanatory (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Line Items]
Current taxes payable - December 31, 2022			$ (2,763)
Income taxes paid	$ 988	$ 80	4,332	$ 112
Foreign exchange adjustments			88
Current taxes recoverable - June 30, 2023	4,217		4,217
Current Income Tax Expense [Member]
Income Taxes [Line Items]
Current income tax recovery - income statement	$ (80)	$ 819	$ 2,560	$ (78)